Dividends - Total coupons on capital securities classified as equity (commentary) (Details) $ / shares in Units, € in Millions, $ in Millions			2 Months Ended	12 Months Ended
	Jan. 04, 2022 USD ($)	Jan. 04, 2022 EUR (€)	Feb. 22, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 EUR (€)
EUR 1,250m Subordinated Capital Securities
Disclosure of classes of share capital [line items]
Notional amount | €					€ 1,250
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares			$ 0.18	$ 0.18
Dividends declared before financial statements authorized for issue | $			$ 3,649	$ 3,649
Subsequent Event | EUR 1,250m Subordinated Capital Securities | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared before financial statements authorized for issue	$ 34	€ 30